Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	9,892	4,542	649
Amounts due from Youdao Group Companies	8,698	23,300	3,332
Prepayment and other current assets	27	69	10
Total current assets	18,617	27,911	3,991
Non-current assets:
Amounts due from Youdao Group Companies	2,737,221	2,666,376	381,287
Total non-current assets	2,737,221	2,666,376	381,287
Total assets	2,755,838	2,694,287	385,278
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Amounts due to NetEase Group	2,414	2,182	312
Amounts due to Youdao Group Companies	7,125	—	—
Accrued liabilities and other payables	2,500	3,895	557
Total current liabilities	12,039	6,077	869
Non-current liabilities:
Deficit in subsidiaries and VIEs	4,387,757	4,152,680	593,825
Long-term loans from NetEase Group	496,000	509,588	72,870
Total non-current liabilities	4,883,757	4,662,268	666,695
Total liabilities	4,895,796	4,668,345	667,564
Shareholders’ deficit:
Class A ordinary shares, US$0.0001 par value	24	24	3
Class B ordinary shares, US$0.0001 par value	56	56	8
Additional paid-in capital	4,043,781	4,055,956	579,994
Treasury stock	(210,787)	(175,998)	(25,167)
Accumulated deficit	(5,867,042)	(5,761,723)	(823,914)
Accumulated other comprehensive loss	(111,539)	(99,949)	(14,293)
Statutory reserves	5,549	7,576	1,083
Total shareholders’ deficit	(2,139,958)	(1,974,058)	(282,286)
Total liabilities and shareholders’ deficit	2,755,838	2,694,287	385,278

Schedule of Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive (Loss)/Income

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(8,970)	(7,075)	(9,270)	(1,326)
Total operating expenses	(8,970)	(7,075)	(9,270)	(1,326)
Loss from operations	(8,970)	(7,075)	(9,270)	(1,326)
Interest income	68	10	13	2
Interest expense	(37,513)	(35,779)	(27,685)	(3,959)
Others, net	1,445	1,217	524	75
Share of (loss)/income of subsidiaries and VIEs	(504,965)	123,840	143,764	20,558
(Loss)/Income before tax	(549,935)	82,213	107,346	15,350
Net (loss)/income	(549,935)	82,213	107,346	15,350
Net (loss)/income attributable to ordinary shareholders of the Company	(549,935)	82,213	107,346	15,350
Net (loss)/income	(549,935)	82,213	107,346	15,350
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(8,448)	(10,997)	11,590	1,657
Total other comprehensive (loss)/income	(8,448)	(10,997)	11,590	1,657
Total comprehensive (loss)/income	(558,383)	71,216	118,936	17,007
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	(558,383)	71,216	118,936	17,007

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities:
Net cash used in operating activities	(50,269)	(36,424)	(33,431)	(4,781)
Cash flows from investing activities:
Loans made to intra-Group companies	—	(8,860)	(158,060)	(22,602)
Loans repaid by intra-Group companies	41,309	241,041	140,273	20,059
Net cash provided by/(used in) investing activities	41,309	232,181	(17,787)	(2,543)
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group	99,289	70,971	25,150	3,596
Repayment of long-term loans from NetEase Group	—	(214,038)	—	—
Repurchase of ADSs	(127,543)	(62,300)	—	—
Proceeds from issuance of ordinary shares pursuant to incentive plan	9,312	16,879	20,869	2,984
Net cash (used in)/provided by financing activities	(18,942)	(188,488)	46,019	6,580
Effect of exchange rate changes on cash and cash equivalents	—	107	(151)	(22)
Net (decrease)/increase in cash and cash equivalents	(27,902)	7,376	(5,350)	(766)
Cash and cash equivalents at the beginning of the year	30,418	2,516	9,892	1,415
Cash and cash equivalents at the end of the year	2,516	9,892	4,542	649